Flight equipment held for operating leases, net (Tables)	12 Months Ended
Dec. 31, 2019
Property Subject to or Available for Operating Lease, Net [Abstract]
Schedule of movements in flight equipment held for operating leases
Movements in flight equipment held for operating leases during the years ended December 31, 2019 and 2018 were as follows:

	Year Ended December 31,
	2019	2018
Net book value at beginning of period	$35,052,335	$32,396,827
Additions	4,621,821	5,877,691
Depreciation	(1,650,450)	(1,649,710)
Disposals and transfers to held for sale	(1,940,133)	(1,417,825)
Transfers to net investment in finance and sales-type leases/inventory	(143,409)	(115,330)
Impairment (Note 23)	(69,383)	(39,318)
Net book value at end of period	$35,870,781	$35,052,335

Accumulated depreciation as of December 31, 2019 and 2018, respectively	$(7,526,636)	$(6,850,869)